29. RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED-PARTY TRANSACTIONS
29.	RELATED-PARTY TRANSACTIONS

Credit facilities

The Company may grant credit facilities to its subsidiaries for the purpose of providing working capital for their operating activities. In these cases, maturities can be rescheduled based on these companies’ projected cash flows and these facilities bear interest equivalent to 115% of CDI (115% of CDI in 2019). In the year ended December 31, 2020 there are no outstanding balances between group companies for this purpose since, as approved in the JRP, real-denominated intercompany claims for working capital purposes were extinguished by netting payables and receivables between the Brazilian RJ Debtors.

The intercompany credit facilities effective at December 31, 2020 are linked to the terms approved in the JRP. The intercompany claims not covered by said netting as provided for in the JRP were restructured and will be paid 20 years after the end of the settlement of all the claims paid under the terms and conditions of the Default Payment Method, adjusted using the TR for real-denominated credit facilities and changes in foreign exchange rates for international credit facilities. Additionally, credit facilities between the Company, a PTIF, and Oi Holanda were created since that in the context of the implementation of the JRP, the financial debt of the RJ Debtors were substantially consolidated in the Company, which issued financial and equity instruments to settle these debts originally recognized by said subsidiaries.

Guarantees

The Company and the other RJ Debtors are jointly and severally liable for the compliance of all obligations set forth by the JRP, as provided therefor.

Oi Futuro

Since 2001, Oi has been reinforcing its commitment to building a more diverse and inclusive society through projects and programs developed by Oi Futuro, our social impact innovation and creativity institute. Legally established as an OSCIP (Civil Society Organization of Public Interest), Oi Futuro has a nationwide presence to promote activities in Culture, Education and Social Innovation areas, thus contributing to the ESG (Environmental Social Governance) agenda and the Sustainable Development Goals (SDGs). Through subsidiary Oi Móvel, the Group made contributions to Oi Futuro totaling R$15,089 (R$21,218 in 2019).

Through subsidiary Oi Móvel, the Group made contributions to Oi Futuro totaling R$15,089 (R$21,218 in 2019).

Transactions with jointly controlled entities, associates, and unconsolidated entities

	2020	2019
Accounts receivable and other assets		7,216
Hispamar		426
Other entities		6,790

	2020	2019
Accounts payable and other liabilities	66,021	74,254
Hispamar	61,078	71,841
Other entities	4,943	2,413

	2020	2019	2018
Revenue
Revenue from services rendered	498	380	347
Hispamar	439
Other entities	59	380	347
Other income	6,118	502
Hispamar	2	502
Other entities	6,116
Financial income	120	430	430
Other entities	120	430	430

	2020	2019	2018
Costs/expenses
Operating costs and expenses	(224,909)	(226,031)	(236,087)
Hispamar	(202,399)	(203,426)	(207,271)
Other entities	(22,510)	(22,605)	(28,816)
Financial expenses	(81)	(257)	(167)
Hispamar	(77)	(245)	(158)
Other entities	(4)	(12)	(9)

The balances and transactions with jointly controlled entities, associates, and unconsolidated entities result from business transactions carried out in the normal course of operations, namely the provision of telecommunications services by the Company to these entities and the acquisition of these entities’ contents and the lease of their infrastructure.

Compensation of key management personnel

As at December 31, 2020, the compensation of the officers responsible for the planning, management and control of the Company’s activities, including the compensation of the directors and executive officers, totaled R$73,263 (R$53,335 in 2019 and R$81,244 in 2018), as shown in the table below:

	2020	2019	2018
Compensation of key management personnel
Short-term benefits paid to officers (i)[1]	63,157	51,500	64,326
Share-based compensation	10,106	1,835	3,202
Total	73,263	53,335	67,528

[1] The amounts shown do not take into consideration the impacts related to payroll taxes pursuant to a decision issued by the CVM Board on December 8, 2020 (CVM Proceeding No. 19957.007457/2018-10) and communicated by Official Letter in January 2021.

(i) Wages, salaries, fees, social security contributions, paid leave and paid sick leave, profit sharing and bonuses, and noncash benefits (such as medical care, housing, cars, and free or subsidized goods or services).